LONG-TERM DEBT - Noncurrent portion of long-term debt (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM DEBT.
Total long-term debt, current and non current	$ 6,480.0	$ 5,727.6	$ 5,899.4
Less current portion	(12.0)	(27.1)
Long-term debt	$ 6,468.0	$ 5,700.5